Transactions with Affiliates and Container Investors	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Transactions with Affiliates and Container Investors
(5)	Transactions with Affiliates and Container Investors

Due from affiliates, net of $2,270 and $1,880, as of June 30, 2020 and December 31, 2019, respectively, represents lease rentals on tank containers collected on behalf of and payable to the Company from the Company’s tank container manager, net of direct container expenses and management fees.

Total management fees earned from the Company’s managed fleet, including acquisition fees and sales commissions for the three and six months ended June 30, 2020 and 2019 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Fees from affiliated Container Investors	$—	$890	$—	$1,862
Fees from unaffiliated Container Investors	1,698	2,993	4,186	6,057
Fees from Container Investors	1,698	3,883	4,186	7,919
Other fees	—	—	—	338
Total management fees	$1,698	$3,883	$4,186	$8,257

The following table provides a summary of due to container investors, net at June 30, 2020 and December 31, 2019:

	June 30, 2020	December 31, 2019
Accounts receivable - managed fleet	$13,075	$13,226
Prepaid expenses and other current assets - managed fleet	97	189
Accounts payable and accrued expenses - managed fleet	(2,637)	(1,953)
	10,535	11,462
Distributions due to container investors on lease rentals collected, net of container expenses paid and management fees	8,923	10,516
Due to container investors, net	$19,458	$21,978

There is no due to affiliated Container Investor as of June 30, 2020 and December 31, 2019.